Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Acquisitions
Schedule of purchase price for the transaction

	Final	Final	Final
	Daqing Knutsen	Live Knutsen	Tuva Knutsen
	July, 2	March 3,	September 3,
(U.S. Dollars in thousands)	2025	2025	2024
Purchase consideration (1)	$28 180	$26 149	$31 557
Less: Fair value of net assets acquired:
Vessels and equipment (2)	115,424	121,165	125,161
Cash	2,131	1,116	1,782
Inventories	339	346	285
Derivatives assets (liabilities)	(47)	213	1,773
Others current assets	171	2,113	1,101
Amounts due from related parties	2,138	—	—
Long-term debt	(70,479)	(73,389)	(69,038)
Deferred debt issuance	334	349	404
Trade accounts payable	(420)	(129)	(249)
Accrued expenses	(320)	(3,851)	(1,419)
Amounts due to related parties	(662)	(1,510)	(615)
Contract liabilities: Unfavourable contract rights	(25,716)	(25,339)	(27,628)
Subtotal	22,893	21,084	31,557
Difference between the purchase price and fair value of net assets acquired	$5,287	$5,065	$—
Excess value allocated on a relative basis to:
Vessels and equipment (2)	4,324	4,189	—
Contract liabilities: Unfavourable contract rights	963	876	—
Difference between the purchase price and fair value of net assets acquired	$—	$—	$—
(1)	The purchase consideration comprises the following:

	Final	Final	Final
	Daqing Knutsen	Live Knutsen	Tuva Knutsen
	July 2,	March 3,	September 3,
(U.S. Dollars in thousands)	2025	2025	2024
Cash consideration paid to KNOT (from KNOP)	$24,800	$1,210	$—
Asset swap - sale of the Dan Cisne	—	—	30,000
Asset swap - sale of the Dan Sabia	—	25,750	—
Cash consideration paid to KNOP (from KNOT)	—	—	(1,135)
Purchase price adjustments	3,330	(845)	2,659
Acquisition-related costs	50	34	33
Purchase price	$28,180	$26,149	$31,557
(2)	Vessel and equipment includes allocation to drydocking (in thousands) of $910, $1,067 and $1,273 related to the Tuva Knutsen, the Live Knutsen and the Daqing Knutsen, respectively.